Schedule II - Condensed Financial Information of Registrant Balance Sheets (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Aug. 13, 2019	Sep. 20, 2016	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2016	May 02, 2013
ASSETS
Cash and cash equivalents (including cash within consolidated variable interest entities of — $69.9 and $69.1)			$ 1,747,300	$ 1,030,500		$ 1,083,700	$ 1,054,800
Other investments (equity method)			109,400	111,400
Right-of-use operating lease assets			74,100	93,500
Other assets			8,400	1,600
Total assets			13,185,400	12,580,500
LIABILITIES
Accrued expenses and other payables			214,400	220,800
Long-term debt			299,900	299,800
Operating lease liabilities			106,000	113,200
Total liabilities			10,187,800	9,855,000
SHAREHOLDERS’ EQUITY
60,395,839 shares of par value $0.01 each (December 31, 2019 — 60,395,839 shares)			604	604
Additional paid in capital			1,469,700	1,201,700
Retained earnings			1,425,700	1,514,600
Non-controlling interest			0	0
Total accumulated other comprehensive income			101,600	8,600		(121,900)
Total liabilities and shareholders’ equity			$ 13,185,400	$ 12,580,500
Ordinary shares, issued			60,395,839	60,395,839
Ordinary shares, par value			$ 0.01	$ 0.01
Preference shares, par value			$ 0.0015144558
5.950% Preference Shares (AHL PRC)
SHAREHOLDERS’ EQUITY
Preference shares, value			$ 0	$ 0
Preference shares, issued			11,000,000	11,000,000				11,000,000
Preference shares, rate			5.95%	5.95%
Preference shares, par value			$ 0.0015144558	$ 0.0015144558
5.625% Preference Shares (AHL PRD)
SHAREHOLDERS’ EQUITY
Preference shares, value			$ 0	$ 0
Preference shares, issued			10,000,000	10,000,000
Preference shares, rate		5.625%	5.625%	5.625%
Preference shares, par value			$ 0.0015144558	$ 0.0015144558
5.625% Preference Shares (AHL PRE)
SHAREHOLDERS’ EQUITY
Preference shares, value			$ 0	$ 0
Preference shares, issued	10,000,000		10,000,000	10,000,000
Preference shares, rate	5.625%		5.625%	5.625%
Preference shares, par value			$ 0.0015144558	$ 0.0015144558
Parent Company
ASSETS
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)			$ 0	$ 75,600
Cash and cash equivalents (including cash within consolidated variable interest entities of — $69.9 and $69.1)			92,400	37,400	$ 32,000	$ 55,600
Investments in subsidiaries (1)			3,325,600	2,973,600
Intercompany funds due from affiliates			700	100
Right-of-use operating lease assets			1,000	1,400
Other assets			6,400	6,900
Total assets			3,426,100	3,095,000
LIABILITIES
Accrued expenses and other payables			24,300	7,200
Intercompany funds due to affiliates			103,400	61,200
Long-term debt			299,900	299,800
Operating lease liabilities			900	1,300
Total liabilities			428,500	369,500
SHAREHOLDERS’ EQUITY
60,395,839 shares of par value $0.01 each (December 31, 2019 — 60,395,839 shares)			600	600
Additional paid in capital			1,469,700	1,201,700
Retained earnings			1,425,700	1,514,600
Gain/(loss) on derivatives			186,800	84,500
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) on Derivatives, Effect Net of Tax			4,600	4,300
Gains on foreign currency translation			(89,800)	(80,200)
Total accumulated other comprehensive income			101,600	8,600
Total shareholders’ equity			2,997,600	2,725,500
Total liabilities and shareholders’ equity			$ 3,426,100	$ 3,095,000
Ordinary shares, issued			60,395,839	60,395,839
Ordinary shares, par value			$ 0.0001	$ 0.0001
Preference shares, issued			11,000,000	11,000,000
Parent Company | 5.950% Preference Shares (AHL PRC)
SHAREHOLDERS’ EQUITY
Preference shares, value			$ 0	$ 0
Preference shares, rate			5.95%	5.95%
Preference shares, par value			$ 0.0015144558	$ 0.0015144558
Parent Company | 5.625% Preference Shares (AHL PRD)
SHAREHOLDERS’ EQUITY
Preference shares, value			$ 0	$ 0
Preference shares, issued			10,000,000	10,000,000
Preference shares, rate			5.625%	5.625%
Preference shares, par value			$ 0.0015144558	$ 0.0015144558
Parent Company | 5.625% Preference Shares (AHL PRE)
SHAREHOLDERS’ EQUITY
Preference shares, value			$ 0	$ 0
Preference shares, issued			10,000,000	10,000,000
Preference shares, rate			5.625%	5.625%
Preference shares, par value			$ 0.0015144558	$ 0.0015144558
Restatement Adjustment | Retained earnings
Condensed Financial Statements, Captions [Line Items]
Cumulative Effect on Retained Earnings, before Tax					$ 15,600